Submitted To:

United States
Securities and Exchange Commission
Washington, D.C.   20549

FORM 13F

FORM 13F COVER PAGE
Report for Calender Year or Quater Ended: March 31, 2000

Check Here if Amendment ()
This Amendment (Check only one):() is a restatment
                                () adds new holding entries

Institutional Investment Manager Filing this Report:

Name:		  Baxter Brothers, Inc.
Address:	1030 East Putnam Avenue
		       P.O. Box 2200
		       Greenwich, CT  06830

SEC 13F File Number:		028-05169

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete and that is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person signing this report:

Name:  William J. Baxter III
Title: Owner / Portfolio Manager
Phone: 203-637-4559

Signature, Place and Dateof Signing:

William J. Baxter III,1030 East Putnam Avenue
Greenwich, CT 06830, March 31, 2000

Report Type (Check only One):
(X)  13F HOLDING REPORT
()   13F NOTICE
()   13F COMBINATION REPORT

List of other Managers reporting for this Manager:
NONE

Form 13 F Summary Page

Number of Other Included Managers:  0
Form 13F Information Table Entry Table: 68
From 13F Information Table Value Total (USD): 143,305,000.00
List of Other Managers Included: None
Voting Authority: None









                       Title            Value   Shares/   Sh/   Put/Invstmt
Name of Issuer          of clas   CUSIP (x$1000)Prn Amt   Prn   CallDscretn

AFLAC Inc.             COM     1055102       985   21620   SH         Sole
AT&T Corp.             COM     1957109       399    7079   SH         Sole
Abbott Labs            COM     2824100       824   23416   SH         Sole
America Online Inc     COM     02364J104     468    6935   SH         Sole
American Express       COM     25816109     8396   56370   SH         Sole
American Home Prod.    COM     26609107      714   13278   SH         Sole
American Int'l Group   COM     26874107    15882  145042   SH         Sole
Amgen Inc              COM     31162100     2265   36908   SH         Sole
Automatic Data ProcessiCOM     53015103     2769   57394   SH         Sole
Bank of Amer Corp      COM     60505104      231    4412   SH         Sole
Bell Atlantic          COM     77853109      256    4184   SH         Sole
BellSouth              COM     79860102     1025   21870   SH         Sole
Berkshire Hathaway     COM     84670991     2402      42   SH         Sole
Berkshire Hathaway B   COM     84670207     6201    3407   SH         Sole
Bristol-Myers Squibb   COM     110122108    1280   22068   SH         Sole
Burlington Santa Fe    COM     12189T104     415   18225   SH         Sole
CenturyTel Inc.        COM     156700106     658   17711   SH         Sole
Chase Manhattan Corp   COM     16161A108     633    7258   SH         Sole
Chevron                COM     166751107     509    5502   SH         Sole
Cisco Systems Inc      COM     17275R102    1969   25468   SH         Sole
CitiGroup Inc          COM     172967101    1794   29960   SH         Sole
Clorox Company         COM     189054109     377   11413   SH         Sole
Coca-Cola              COM     191216100    2851   60746   SH         Sole
Colgate Palmolive      COM     194162103    2835   50290   SH         Sole
DSL.net Inc.           COM     262506108     784   35544   SH         Sole
Disney                 COM     254687106    3279   79480   SH         Sole
EMC Corp               COM     268648102     234    1860   SH         Sole
Emerson Electric       COM     291011104    1603   30172   SH         Sole
Exxon Mobil Corp       COM     302290101    2350   30129   SH         Sole
Fannie Mae             COM     313586109    4300   76014   SH         Sole
Freddie Mac            COM     313400301    1301   29442   SH         Sole
GTE Corp.              COM     362320103     651    9174   SH         Sole
General Electric       COM     369604103   15180   97543   SH         Sole
General Motors H       COM     370442832     858    6895   SH         Sole
Genzyme Corp           COM     372917104     426    8495   SH         Sole
Gillette               COM     375766102    3568   94662   SH         Sole
Home Depot             COM     437076102    1410   21868   SH         Sole
I.B.M.                 COM     459200101     376    3178   SH         Sole


Intel Corp             COM     458140100    3112   23589   SH         Sole
J Bird Music Group Ltd COM                    70   80000   SH         Sole
Jefferson-Pilot Corp   COM     475070108    3001   45080   SH         Sole
Johnson & Johnson      COM     478160104    2799   39849   SH         Sole
Leap Wireless Int'l IncCOM     521863100     455    4615   SH         Sole
Lucent Technology      COM     549463107    1331   21472   SH         Sole
Medtronic              COM     585055106     600   11665   SH         Sole
Merck                  COM     589331107    5111   82266   SH         Sole
MicroSoft              COM     594918104    9015   84844   SH         Sole
Motorola Inc           COM     620076109     231    1584   SH         Sole
Nestle SA Rep Rg Adr   COM     641069406     264    2900   SH         Sole
Nokia Corp Sponsored ADCOM     654902204    1534    6910   SH         Sole
Oracle                 COM     68389X105     290    3711   SH         Sole
Pepsico Inc.           COM     713448108     820   23505   SH         Sole
Pfizer                 COM     717081103    2867   78423   SH         Sole
Procter & Gamble       COM     742718109    1362   23993   SH         Sole
Royal Dutch Petroleum  COM     780257804     561    9700   SH         Sole
SBC Communications     COM     78387G103    1642   38982   SH         Sole
SLM Holding Corp       COM     78442A109    3613  108451   SH         Sole
Sara Lee               COM     803111103     225   12498   SH         Sole
Schering-Plough        COM     806605101     946   25407   SH         Sole
Sun Microsystems Inc   COM     866810104     553    5900   SH         Sole
Tootsie Roll           COM     890516107     341   10818   SH         Sole
Walmart                COM     931142103     362    6414   SH         Sole
Warner-Lambert         COM     934488107    7254   74255   SH         Sole
Wells Fargo & Co.      COM     949746101     817   20054   SH         Sole
Wesco Financial        COM     950817106     584    2290   SH         Sole
WorldCom Inc           COM     55268B106     297    6549   SH         Sole
Federated Total Return Bond Fu 31428Q101     12312181.12   SH         Sole
Janus Worldwide Fund           471023309     4144846.135   SH         Sole
